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JBaris@mofo.com

January 18, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Victory Portfolios II
File Nos. 333-181176, 811-22696

Ladies and Gentlemen:

Victory Portfolios II (the “Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 54 under the Securities Act and No. 57 under the Investment Company Act of 1940, as amended, to its registration statement on Form N-1A (“PEA 54”).

PEA 54 is being filed pursuant to Rule 485(a)(2) under the Securities Act for the purpose of registering six exchange-traded fund series portfolios:

(1)                                 VictoryShares US Multi-Factor Minimum Volatility ETF;

(2)                                 VictoryShares Global Multi-Factor Minimum Volatility ETF;

(3)                                 VictoryShares International Multi-Factor Minimum Volatility ETF;

(4)                                 VictoryShares Dividend Accelerator ETF;

(5)                                 VictoryShares Quality Growth ETF; and

(6)                                 VictoryShares Quality Value ETF.

We would appreciate receiving any comments you may have at your earliest convenience.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:                                Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP

Matthew J. Kutner, Morrison & Foerster LLP